Discontinued operation (Details Textual) (CNY)		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2011 First Win Technologies Ltd [Member]
Purchase Consideration		100,000,000
Condition For Definitive Agreement		(i) 40% of the Purchase Price will be paid on or before April 12, 2011; (ii) 30% of the Purchase Price will be paid within three months after the date of the first payment, subject to consummation of the closing of the purchase and sale of the Target Assets; and (iii) the remaining 30% of the Purchase Price will be paid at the later of (a) six months after the date of the first payment and (b) the substantial completion of the restructuring to carve out the Target Assets.
Net assets	87,532,200